Summary of significant accounting policies - Others (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) $ / ¥
Other disclosures
Deposit payable to channel cooperators	$ 15,645,876		¥ 134,042,199		¥ 108,923,460
Defined contribution plan cost	7,756,216	¥ 53,997,224	51,979,823	¥ 66,739,619
Advertising cost	$ 9,244,440	¥ 64,357,939	192,483,874	68,838,176
VAT rate (as a percent)	6.00%	6.00%
VAT	$ 33,246,292	¥ 231,454,037	¥ 301,758,965	¥ 171,842,393
Translation into USD	6.9618				6.9618
ZhongAn
Other disclosures
VAT rate (as a percent)	13.00%	13.00%